Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Significant unobservable inputs (Level 3) [member] - Recurring fair value measurement [member] - GBP (£)
£ in Millions
		Jun. 30, 2019	Dec. 31, 2018
Favourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ 929	£ 961
Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		929	961
Unfavourable changes [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(1,281)	(1,216)
Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(1,281)	(1,216)
Corporate debt [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		12	10
Corporate debt [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(10)	(2)
Non-asset-backed loans [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		253	274
Non-asset-backed loans [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(529)	(458)
Equity cash products [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		130	121
Equity cash products [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(173)	(155)
Private equity investments [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		236	230
Private equity investments [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(247)	(241)
Other [member] | Favourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	2	2
Other [member] | Unfavourable changes [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions	[1]	(2)	(2)
Interest rate derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		52	80
Interest rate derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(118)	(162)
Foreign exchange derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		11	7
Foreign exchange derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(14)	(10)
Credit derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		125	126
Credit derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(79)	(73)
Equity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		107	110
Equity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		(108)	(112)
Commodity derivatives [member] | Favourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		1	1
Commodity derivatives [member] | Unfavourable changes [member] | Derivatives [member] | Income statement [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis valuation due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions		£ (1)	£ (1)

[1]	Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property